Note 13 - Redeemable Non-controlling Interests	12 Months Ended
Dec. 31, 2014
Noncontrolling Interest [Abstract]
Noncontrolling Interest Disclosure [Text Block]
13.	Redeemable non-controlling interests

The minority equity positions in the Company’s subsidiaries are referred to as redeemable non-controlling interests (“RNCI”).  The RNCI are considered to be redeemable securities.  Accordingly, the RNCI is recorded at the greater of (i) the redemption amount or (ii) the amount initially recorded as RNCI at the date of inception of the minority equity position.  This amount is recorded in the “mezzanine” section of the balance sheet, outside of shareholders’ equity.  Changes in the RNCI amount are recognized immediately as they occur.  The following table provides a reconciliation of the beginning and ending RNCI amounts:

	2014	2013

Balance, January 1	$222,073	$147,751
RNCI share of earnings	22,539	13,976
RNCI redemption increment	19,420	41,430
Distributions paid to RNCI	(21,421)	(17,878)
Purchases of interests from RNCI, net	(31,677)	(5,242)
RNCI recognized on business acquisitions	19,376	43,531
Other	682	(1,495)
Balance, December 31	$230,992	$222,073

The Company has shareholders’ agreements in place at each of its non-wholly owned subsidiaries.  These agreements allow the Company to “call” the non-controlling interest at a price determined with the use of a formula price, which is usually equal to a fixed multiple of average annual net earnings before extraordinary items, income taxes, interest, depreciation, and amortization.  The agreements also have redemption features which allow the owners of the RNCI to “put” their equity to the Company at the same price subject to certain limitations.  The formula price is referred to as the redemption amount and may be paid in cash or in Subordinate Voting Shares.  The redemption amount as of December 31, 2014 was $229,259 (2013 - $215,747).  The redemption amount is lower than that recorded on the balance sheet as the formula price of certain RNCI are lower than the amount initially recorded at the inception of the minority equity position.  If all put or call options were settled with Subordinate Voting Shares as at December 31, 2014, approximately 4,300,000 (2013 - 5,100,000) such shares would be issued, and would have resulted in an increase of $1.05 to diluted earnings per share from continuing operations for the year ended December 31, 2014 (2013 - $1.64).